Notes to consolidated cash flow statement-Investing activities cash used for business combinations (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes To Consolidated Cash Flow Statement [Line Items]
Cash and cash equivalents	€ (19,307)	€ (117,686)	€ (585)
Deferred consideration	9,580	585
Acquisition of ZEGNA business in South Korea
Notes To Consolidated Cash Flow Statement [Line Items]
Cash and cash equivalents	(9,727)	0	0
Acquisition of Thom Browne business in South Korea
Notes To Consolidated Cash Flow Statement [Line Items]
Cash and cash equivalents	(9,580)	(7,991)	0
TFI Acquisition
Notes To Consolidated Cash Flow Statement [Line Items]
Cash and cash equivalents	0	(109,110)	0
Acquisition of Tessitura Ubertino
Notes To Consolidated Cash Flow Statement [Line Items]
Cash and cash equivalents	€ 0	€ (585)	€ (585)